                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Joho Capital, L.L.C.
Address:      55 East 59th Street
              New York, New York  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tim McManus
Title:   Chief Financial Officer
Phone:   (212) 326-9560

Signature, Place, and Date of Signing:


/s/ Tim McManus         New York, New York     May 12, 2000
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $406,853,175

The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None

         [Repeat as necessary.]




















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

                                                      JOHO CAPITAL, L.L.C.
                                                         MARCH 31, 2000
                                                            FORM 13F

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   OTHER         (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     MANAGERS      SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

MICRON TECHNOLOGY  Common Stock  595112103    53,046,000   421,000 Sole                           None       Sole
AFLAC, INC         Common Stock  001055102    48,104,888 1,055,800 Sole                           None       Sole
INTERNET INITIATIVE
  JAPAN INC ADR    Common Stock  46059T109    39,422,700   565,200 Sole                           None       Sole
FAR EASTERN TEXTILE
 GDR REG S         Common Stock  307331306    31,715,750 1,214,000 Sole                           None       Sole
COSTCO WHOLESALE
 CORP              Common Stock  22160K105    28,909,375   550,000 Sole                           None       Sole
EXODUS COMMUNICATIONS,
 INC               Common Stock  302088109    28,100,000   200,000 Sole                           None       Sole
Atmel Corp         Common Stock  49513104     26,225,500   508,000 Sole                           None       Sole
LEXMARK            Common Stock  529771107    19,881,000   188,000 Sole                           None       Sole
Crayfish Company,
 Ltd               Common Stock  225226109    19,000,000   500,000 Sole                           None       Sole
SANDISK            Common Stock  80004C101    16,047,500   131,000 Sole                           None       Sole
SK TELECOM LTD ADR Common Stock  78440P108    15,600,000   400,000 Sole                           None       Sole
EBAY Inc           Common Stock  278642103    14,608,000    83,000 Sole                           None       Sole
ASM LITHOGRAPHY
  HOLDINGS NV      Common Stock  N07059111    14,125,200   126,400 Sole                           None       Sole
Hanaro Telecom Inc
  ADR              Common Stock  409649209    13,945,125   907,000 Sole                           None       Sole
GEMSTAR INTL GROUP Common Stock  G3788V106    12,212,000   142,000 Sole                           None       Sole
PROVIDIAN FINANCIAL
  CORP             Common Stock  74406A102    10,628,888   122,700 Sole                           None       Sole
NOKIA CORP         Common Stock  654902204     9,102,000    41,000 Sole                           None       Sole
Doubleclick Inc    Common Stock  258609304     6,179,250    66,000 Sole                           None       Sole

                   Total Market Value        406,853,175







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